11. NON-FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	$ 4,868	$ 4,317
Increases	591	665
Impairment	(112)	(56)
Transfers	0	0
Decreases	(40)	(58)
Translation effect	(73)	0
Property, plant and equipment, ending	5,234	$ 4,868
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	22
Increases	0
Impairment	0
Transfers	0
Decreases	(8)
Translation effect	0
Property, plant and equipment, ending	14
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	207
Increases	1
Impairment	(8)
Transfers	4
Decreases	(1)
Translation effect	(1)
Property, plant and equipment, ending	202
Equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	1,051
Increases	1
Impairment	(90)
Transfers	297
Decreases	(5)
Translation effect	0
Property, plant and equipment, ending	1,254
High, medium and low voltage lines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	1,010
Increases	3
Impairment	0
Transfers	72
Decreases	(4)
Translation effect	(32)
Property, plant and equipment, ending	1,049
Substations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	365
Increases	0
Impairment	0
Transfers	14
Decreases	0
Translation effect	(12)
Property, plant and equipment, ending	367
Transforming chamber and platforms
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	208
Increases	4
Impairment	0
Transfers	15
Decreases	(1)
Translation effect	(7)
Property, plant and equipment, ending	219
Meters
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	209
Increases	1
Impairment	0
Transfers	23
Decreases	0
Translation effect	(7)
Property, plant and equipment, ending	226
Wells
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	562
Increases	24
Impairment	0
Transfers	94
Decreases	(8)
Translation effect	0
Property, plant and equipment, ending	672
Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	267
Increases	0
Impairment	(14)
Transfers	0
Decreases	0
Translation effect	0
Property, plant and equipment, ending	253
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	22
Increases	1
Impairment	0
Transfers	0
Decreases	0
Translation effect	(1)
Property, plant and equipment, ending	22
Furniture, fittings and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	67
Increases	4
Impairment	0
Transfers	4
Decreases	0
Translation effect	(1)
Property, plant and equipment, ending	74
Communication equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	15
Increases	0
Impairment	0
Transfers	0
Decreases	0
Translation effect	0
Property, plant and equipment, ending	15
Materials and spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	32
Increases	19
Impairment	0
Transfers	(14)
Decreases	0
Translation effect	0
Property, plant and equipment, ending	37
Distribution storage center
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	10
Increases	0
Impairment	0
Transfers	0
Decreases	(10)
Translation effect	0
Property, plant and equipment, ending	0
Petrochemical Industrial Complex
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	15
Increases	0
Impairment	0
Transfers	(1)
Decreases	0
Translation effect	0
Property, plant and equipment, ending	14
Work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	783
Increases	510
Impairment	0
Transfers	(487)
Decreases	(3)
Translation effect	(11)
Property, plant and equipment, ending	792
Advances to suppliers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	19
Increases	23
Impairment	0
Transfers	(23)
Decreases	0
Translation effect	(1)
Property, plant and equipment, ending	18
Other goods
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	4
Increases	0
Impairment	0
Transfers	2
Decreases	0
Translation effect	0
Property, plant and equipment, ending	$ 6